Leases - Right-of-Use Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			$ 3,129
Depreciation charge	$ (395)	$ (292)	(1,194)	$ (861)
Right-of-use asset, ending balance	7,540	3,402	7,540	3,402
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			5,402	5,965
Additions			5,718
Lease termination			(864)
Exchange difference			(132)	(38)
Modification of lease terms				(583)
Right-of-use asset, ending balance	10,124	5,344	10,124	5,344
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(2,273)	(1,067)
Lease termination			864
Exchange difference			19	(14)
Depreciation charge			(1,194)	(861)
Right-of-use asset, ending balance	(2,584)	(1,942)	(2,584)	(1,942)
Properties (Offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	7,448	3,339	7,448	3,339
Properties (Offices) | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			5,324	5,887
Additions			5,662
Lease termination			(864)
Exchange difference			(132)	(38)
Modification of lease terms				(583)
Right-of-use asset, ending balance	9,990	5,266	9,990	5,266
Properties (Offices) | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(2,253)	(1,067)
Lease termination			864
Exchange difference			19	(14)
Depreciation charge			(1,172)	(846)
Right-of-use asset, ending balance	(2,542)	(1,927)	(2,542)	(1,927)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	92	63	92	63
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			78	78
Additions			56
Lease termination			0
Exchange difference			0	0
Modification of lease terms				0
Right-of-use asset, ending balance	134	78	134	78
Vehicles | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(20)	0
Lease termination			0
Exchange difference			0	0
Depreciation charge			(22)	(15)
Right-of-use asset, ending balance	$ (42)	$ (15)	$ (42)	$ (15)